UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [_]; Amendment Number: ________________
  This Amendment (Check only one.):     [_] is a restatement.
                                        [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Providence Equity Partners IV Inc.
Address:    50 Kennedy Plaza, 18th Floor
            Providence, RI
            02903


 Form 13F File Number: 028-12738

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Raymond M. Mathieu
Title: Chief Financial Officer, Providence Equity Partners Inc. and related Providence entities
Phone:   401-751-1700

 Signature, Place, and Date of Signing:

 /s/ Raymond M. Mathieu                Providence,  RI            April 21, 2008
--------------------------------------------------------------------------------
       [Signature]                      [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:             0
                                          ---------

Form 13F Information Table Entry Total:        1
                                          ---------

Form 13F Information Table Value Total:    $64,269
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



NONE






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                                               FORM 13F INFORMATION TABLE

   COLUMN 1        COLUMN 2  COLUMN 3  COLUMN 4         COLUMN 5          COLUMN 6    COLUMN 7       COLUMN 8
   --------        --------  --------  -------- -----------------------   --------    --------       --------

                    TITLE                                                                          VOTING AUTHORITY
                     OF                 VALUE   SHRS OR      SH/  PUT/    INVESTMENT  OTHER
NAME OF ISSUER      CLASS     CUSIP    (x1000)  PRN AMT     PRN   CALL    DISCRETION  MANAGERS   SOLE   SHARED    NONE
--------------      -----     -----    -------  -------     ---   ----    ----------  --------   ----   ------    ----
Warner Music
Group Corp.       Common    934550104  $64,269  12,905,391   SH              SOLE                     12,905,391

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